Financial Instruments and Financial Risk Management - Summary of Reconciliation of Recurring Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	$ 836,609
Losses/(gains) recognized in consolidated statement of operations	1,298,612	$ 2,023,743	$ (2,643,573)
Foreign exchange movement	(12,194)	(20,017)	23,903
Ending balance	169,218	836,609
Level 3 | Alanui
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	8,321	0
Initial recognition		4,863
Losses/(gains) recognized in consolidated statement of operations	4,144	3,865
Foreign exchange movement	(115)	(407)
Ending balance	12,350	8,321	0
Level 3 | Palm Angels
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	150,261	0
Initial recognition		144,624
Losses/(gains) recognized in consolidated statement of operations	(42,409)	11,297
Foreign exchange movement	(10,553)	(5,660)
Ending balance	$ 97,299	$ 150,261	$ 0